Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations, Maximum Allowable Variation	5.00%
Expected Amortization Of Accumulated Other Comprehensive Income Associated With Pension Plan, Next Fiscal Year	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Payment authorized for purchase of additional shares for ESOP	84,000	72,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	78,000	72,000
Unearned ESOP Shares	0	0
Deferred Compensation Arrangement with Individual, Description	the SERP Plan obligates the Bank to make a contribution to each executive's account on the first business day of each July and permits each executive to defer up to 50% of his or her base salary and 100% of his or her annual bonus to the SERP Plan,
Deferred Compensation Arrangement with Individual, Requisite Service Period	10 calendar years
Deferred Compensation Arrangement with Individual, Compensation Expense	157,000	53,000
Postemployment Benefits Liability	369,000	98,000
Short-term and intermediate-term securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	80.00%
Long-term securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
The Bank of Greene County [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	25.00%
Defined Contribution Plan, Employer Contribution Description	dollar for dollar for the first 3% and then 50% of the employee contributions up to the next 3%
Defined Contribution Plan, Cost Recognized	$ 203,000	$ 186,000